Investment in associates variation in these investments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2024 EUR (€)
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	€ 3,023		€ 2,038	€ 1,951	€ 3,023
Share capital contributions investments in associates	1,192		214
Share of profit (loss) of associates accounted for using equity method	238		215	165
Dividends investment associates	(357)		(321)
Increase decrease through net exchange differences of investment associates equity method	60		(33)
Derivatives investment in associates	20		17
Increase decrease in investments in associates other	(168)		(5)
FGP Topco limited [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			0	0
Share capital contributions investments in associates			0
Share of profit (loss) of associates accounted for using equity method			0
Dividends investment associates			0
Increase decrease through net exchange differences of investment associates equity method			0
Derivatives investment in associates			0
Increase decrease in investments in associates other			0
407 International Inc [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			928	1,063	778
Share capital contributions investments in associates	0		0
Share of profit (loss) of associates accounted for using equity method	188		154
Dividends investment associates	(321)		(281)
Increase decrease through net exchange differences of investment associates equity method	(17)		(8)
Derivatives investment in associates	0		0
Increase decrease in investments in associates other	0		0
AGS airports holdings limited [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			0	0
Share capital contributions investments in associates			0
Share of profit (loss) of associates accounted for using equity method			0
Dividends investment associates			0
Increase decrease through net exchange differences of investment associates equity method			0
Derivatives investment in associates			0
Increase decrease in investments in associates other			0
IRB infrastructure developers limited [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			376	377	315
Share capital contributions investments in associates	0		0
Share of profit (loss) of associates accounted for using equity method	13		14
Dividends investment associates	(6)		(1)
Increase decrease through net exchange differences of investment associates equity method	16		(14)
Derivatives investment in associates	(4)		1
Increase decrease in investments in associates other	(80)		(1)
JFKNTO sponsor aggregator LLC [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			471	235	1,006
Share capital contributions investments in associates	469	$ 507	214
Share of profit (loss) of associates accounted for using equity method	3		4
Dividends investment associates	0		0
Increase decrease through net exchange differences of investment associates equity method	54		(12)
Derivatives investment in associates	9	$ 20	31
Increase decrease in investments in associates other	0		(1)
Other companies [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method	220		263	€ 276	220
Share capital contributions investments in associates	13		0
Share of profit (loss) of associates accounted for using equity method	42		43
Dividends investment associates	(26)		(39)
Increase decrease through net exchange differences of investment associates equity method	1		1
Derivatives investment in associates	15		(15)
Increase decrease in investments in associates other	(88)		(3)
IRB Infrastructure Trust (Private InvIT) [Member]
Investment in associates equity method item [Line Items]
Investments in associates accounted for using equity method			€ 0		€ 704
Share capital contributions investments in associates	710
Share of profit (loss) of associates accounted for using equity method	(8)
Dividends investment associates	(4)
Increase decrease through net exchange differences of investment associates equity method	6
Derivatives investment in associates	0
Increase decrease in investments in associates other	€ 0